                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/09

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  NORTHAVEN MANAGEMENT, INC.

Address: 375 PARK AVE
         SUITE 2709
         NEW YORK, NY 10152

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ADENA PLESMID
Title: CONTROLLER
Phone: (212) 798-0305

Signature, Place, and Date of Signing:


/s/ Adena Plesmid                  New York, NY                  7/27/09
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 NONE
Form 13F Information Table Entry Total:              36
Form 13F Information Table Value Total:         101,512
                                            -----------
                                             (thousands)


List of Other Included Managers:                   NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

6/30/2009
                                                                          166084

USD

              ITEM 1               ITEM 2   ITEM 3    ITEM 4     ITEM 5         ITEM 6          ITEM 7        ITEM 8
---------------------------------- ------ --------- ---------- ---------   ----------------- ----------- ----------------
                                                                             INVEST. DISC.     MANAGERS  VOTING AUTHORITY
                                    TITLE              FAIR    SHARES OF   ----------------- ----------- ----------------
                                     OF               MARKET   PRINCIPAL   SOLE SHARED OTHER       SOLE       SHARED      NONE
         NAME OF ISSUER             CLASS  CUSIP #    VALUE      AMOUNT      A    B      C           A           B          C
---------------------------------- ------ --------- ---------- ---------   ---- ------ -----      ------      ------      ----
ACNB CORP                          OTC EQ 000868109  1,893,358  166,084  N  X                NORT 166084         0          0
ARTHUR J. GALLAGHER & CO           COMMON 363576109  2,454,100  115,000  N  X                NORT 115000         0          0
AON Corp                           COMMON 037389103  2,650,900   70,000  N  X                NORT  70000         0          0
ARES CAPITAL CORP                  COMMON 04010L103  1,773,200  220,000  N  X                NORT 220000         0          0
BANK OF NEW YORK MELLON CORP       COMMON 064058100  3,517,200  120,000  N  X                NORT 120000         0          0
COMMUNITY BANKERS TRUST CORP       COMMON 203612106  3,121,250  843,581  N  X                NORT 843581         0          0
CHUBB CORP                         COMMON 171232101  3,788,600   95,000  N  X                NORT  95000         0          0
CONNECTICUT BANK & TRUST COMPANY   OTC EQ 207546102  1,814,860  352,400  N  X                NORT 352400         0          0
WTS DIME BANCORP INC NEW           OTC EQ 25429Q110      4,138  413,775  N  X                NORT 413775         0          0
EASTERN INSURANCE HOLDINGS         OTC EQ 276534104  6,194,650  658,305  N  X                NORT 658305         0          0
ENDURANCE SPECIALTY HOLDINGS LTD   OTC EQ G30397106  2,637,000   90,000  N  X                NORT  90000         0          0
EASTERN VIRGINIA BANKSHARE         OTC EQ 277196101  1,970,438  228,060  N  X                NORT 228060         0          0
FIRST CAPITAL BANCORP INC          COMMON 319438107  1,117,320  139,665  N  X                NORT 139665         0          0
FISERV INC                         OTC EQ 337738108  1,828,400   40,000  N  X                NORT  40000         0          0
HAMPSHIRE FIRST BANK (NH)          OTC EQ 408853109  1,793,160  293,000  N  X                NORT 293000         0          0
INVESCO                            OTC EQ G491BT108  4,740,120  266,000  N  X                NORT 266000         0          0
JPMORGAN CHASE & CO                COMMON 46625H100  2,899,350   85,000  N  X                NORT  85000         0          0
METLIFE INC                        COMMON 59156R108  2,700,900   90,000  N  X                NORT  90000         0          0
MARSH & MCLENNAN COS INC           COMMON 571748102  4,529,250  225,000  N  X                NORT 225000         0          0
MORGAN STANLEY                     COMMON 617446448  4,219,480  148,000  N  X                NORT 148000         0          0
NEW ENGLAND BANCSHARES INC         OTC EQ 643863202  1,398,100  254,200  N  X                NORT 254200         0          0
PACWEST BANCORP                    COMMON 695263103  2,076,648  157,800  N  X                NORT 157800         0          0
PRINCIPAL FINANCIAL GROUP INC      COMMON 74251V102  3,249,900  172,500  N  X                NORT 172500         0          0
PMA CAPITAL CORP                   OTC EQ 693419202  2,275,000  500,000  N  X                NORT 500000         0          0
PARTNERRE LTD                      COMMON G6852T105  3,247,500   50,000  N  X                NORT  50000         0          0
PRUDENTIAL FINANCIAL INC           COMMON 744320102  5,024,700  135,000  N  X                NORT 135000         0          0
PLATINUM UNDERWRITERS HOLDINGS LTD COMMON G7127P100  2,215,725   77,500  N  X                NORT  77500         0          0
STATE BANCORP INC NY               OTC EQ 855716106  2,273,557  300,735  N  X                NORT 300735         0          0
STATE STREET CORP                  COMMON 857477103  3,776,000   80,000  N  X                NORT  80000         0          0
TRAVELERS COMPANIES INC            COMMON 89417E109  3,898,800   95,000  N  X                NORT  95000         0          0
SOUTH FINANCIAL GROUP INC/THE      COMMON 837841105    595,000  500,000  N  X                NORT 500000         0          0
US BANCORP                         COMMON 902973304  4,049,920  226,000  N  X                NORT 226000         0          0
WESTERN ALLIANCE BANCORP           COMMON 957638109  5,301,000  775,000  N  X                NORT 775000         0          0
WR BERKLEY CORP                    COMMON 084423102  1,610,250   75,000  N  X                NORT  75000         0          0
WILLIS GROUP HOLDINGS LTD          COMMON G96655108  2,444,350   95,000  N  X                NORT  95000         0          0
ZIONS BANCORP                      COMMON 989701107  2,427,600  210,000  N  X                NORT 210000         0          0